PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 29, 2016
Property, Plant and Equipment [Abstract]
Schedule Of Property Plant And Equipment Components [Table Text Block]
Property and equipment, net, consisted of the following:

	As of	As of
	February 28,	February 29,
	2015	2016

Building	$63,707,645	$60,699,864
Leasehold improvement	24,788,436	52,091,845
Computer, network equipment and software	28,523,709	40,073,992
Vehicles	923,040	784,921
Office equipment and furniture	4,192,569	7,002,411

Total cost of property and equipment	122,135,399	160,653,033
Less: accumulated depreciation	(28,559,751)	(46,023,350)

	$93,575,648	$114,629,683